Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Intangible Assets and Goodwill

2017	$ million
	Goodwill	LNG off-take and sales contracts	Other	Total
Cost
At January 1	13,592	10,429	5,085	29,106
Additions	784	—	786	1,570
Sales, retirements and other movements	(261)	—	37	(224)
Currency translation differences	39	—	198	237
At December 31	14,154	10,429	6,106	30,689
Depreciation, depletion and amortisation, including impairments
At January 1	605	1,475	3,059	5,139
Charge for the year	—	957	612	1,569
Sales, retirements and other movements	(136)	—	(241)	(377)
Currency translation differences	23	—	155	178
At December 31	492	2,432	3,585	6,509
Carrying amount at December 31	13,662	7,997	2,521	24,180

2016	$ million
	Goodwill	LNG off-take and sales contracts	Other	Total
Cost
At January 1	2,604	3,271	4,473	10,348
Additions on acquisition of BG	10,997	7,158	607	18,762
Other additions	—	—	130	130
Sales, retirements and other movements	(3)	—	—	(3)
Currency translation differences	(6)	—	(125)	(131)
At December 31	13,592	10,429	5,085	29,106
Depreciation, depletion and amortisation, including impairments
At January 1	594	556	2,915	4,065
Charge for the year	—	919	306	1,225
Sales, retirements and other movements	—	—	(63)	(63)
Currency translation differences	11	—	(99)	(88)
At December 31	605	1,475	3,059	5,139
Carrying amount at December 31	12,987	8,954	2,026	23,967

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1